PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 — PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following (amounts in millions):

	June 30,	December 31,
	2020	2019
Rental fleet	$377.7	$285.1
Equipment and leasehold improvements:
Machinery and equipment	4.5	3.4
Autos and trucks	6.1	4.6
Leasehold improvements	8.2	7.0
Office equipment	2.5	2.3
Computer equipment	8.2	6.2

Total Cost	$407.2	$308.6
Less: accumulated depreciation and amortization
Rental fleet	(113.1)	(100.0)
Equipment and leasehold improvements	(13.8)	(12.1)

Total accumulated depreciation and amortization	(126.9)	(112.1)

	$280.3	$196.5

Total depreciation and amortization on property and equipment was $28.4 million and $19.2 million for the six months ended June 30, 2020 and 2019 and $14.6 million and $10.1 million for the three months ended June 30, 2020 and 2019, respectively. The Company had assets related to capital leases, which are included in the machinery and equipment balance above. Such assets had gross carrying values totaling $3.9 million and $3.5 million, and accumulated amortization balances totaling $1.9 million and $1.3 million, as of June 30, 2020 and December 31, 2019, respectively. Of the $377.7 million and $285.1 million of gross cost of rental fleet, $16.3 million and $18.4 million were represented by GPO assets as of June 30, 2020 and December 31, 2019, respectively.